Related party transactions and balances (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Repayment of related party debt				¥ 5,616,145
Parent [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt		233,750,413,000	87,057,500,000
Repayment of related party debt	$ 26,005,000	¥ 184,185,614,000	¥ 208,241,540,000